LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
Schedule of convertible senior notes

	2019	2020
	RMB (in millions)
2025 Notes	—	31
2022 Notes	353	331
2025 Booking and Hillhouse Notes	6,962	—
2022 Booking Notes	174	163
Exchangeable Senior Notes	—	4,249
Long-term loan	10,981	17,797
Securitization debt	1,074	147
Less: Debt issuance cost	(7)	(0)

Total	19,537	22,718